Income Taxes (Details) (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Federal tax rate	35.00%
Effective income tax rate	22.50%	30.70%
Income tax benefit attributable to reduction of deferred tax liability	$ 4,000,000
Unrecognized Tax Benefits	$ 0		$ 0